                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ----------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1.  REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT APRIL 30, 2004

[GRAPHIC]

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
   1-800-262-1122

                                IMPORTANT NOTICE
                             REGARDING DELIVERY OF
                             SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 as of April 30, 2004

INVESTMENT UPDATE

[PHOTO OF TONI SHIMURA]
Toni Shimura
Portfolio Manager

MANAGEMENT DISCUSSION

- The equity market registered solid gains during the six months ended April 30, 2004, benefiting from growing economic momentum, continued productivity gains, a resurgence in capital spending and a long-awaited rise in job creation. Reflecting an improvement in corporate profits, the broad-based S&P 500 Composite Index had a total return of 6.27% for the six months ended April 30, 2004.(1)

- Following a period of extreme volatility in 2002 and 2003, small-cap stocks outpaced their large-cap counterparts in the broader market in early 2004. The S&P SmallCap 600 Index (the "S&P 600") had a total return of 8.47% for the six months ended April 30, 2004.(1)

- During the period, the Fund underperformed its benchmark index, the S&P 600. The primary driver behind the Fund's underperformance was the performance of the technology stocks and industrial stocks held by the Portfolio during the period. Among tech stocks, concerns developed over the sustainability of strong growth in the semiconductor and telecom equipment sectors. In industrials, sub-par stock performance detracted from returns. We remain cautious on the most cyclical components of the technology sector, including semiconductors, because of the potential for slowing growth in 2005.

- The best performing stocks held by the Portfolio were found in the health care, consumer discretionary, and media sectors. The Portfolio's selections in the biotech, consumer finance, and consumer staples industries were particularly beneficial to performance. In addition, favorable demographic trends and advances in health care technology caused management to add to emerging pharmaceutical and biotech stocks.

- We believe that the performance of small-cap stocks, as measured by the S&P 600, will be strongly influenced by interest rates and the relative earnings growth of the companies in that Index. We continue to look for securities that are reasonably priced in relation to their fundamental value. In selecting stocks for investment, we generally employ our traditional measures of overall growth prospects, including financial condition and competitive position. The Fund continues to strive to be well-diversified across industries and the number of names that we own, to minimize excessive volatility. We believe our long-term horizon, tax-managed strategy, and fundamental research can result in competitive returns for our shareholders.

THE FUND

   THE PAST SIX MONTHS

- During the six months ended April 30, 2004, the Fund's Class A shares had a total return of -2.60%, the result of a decrease in net asset value (NAV) per share to $9.38 on April 30, 2004, from $9.63 on October 31, 2003.(2)

- The Fund's Class B shares had a total return of -2.83% during the same period, the result of a decrease in NAV per share to $8.93 from $9.19.(2)

- The Fund's Class C shares had a total return of -2.84% during the same period, the result of a decrease in NAV per share to $8.90 from $9.16.(2)

   SEE PAGE 3 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

(1) It is not possible to invest directly in an Index.
(2) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be reduced.

    Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
   OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 as of April 30, 2004

PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                               ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                             19.34%      -2.82%        -0.97%
Return After Taxes on Distributions             19.34%      -2.82%        -0.97%
Return After Taxes on Distributions
and Sale of Fund Shares                         12.57%      -2.37%        -0.82%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                               ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                             12.47%      -3.96%        -1.85%
Return After Taxes on Distributions             12.47%      -3.96%        -1.85%
Return After Taxes on Distributions
and Sale of Fund Shares                          8.11%      -3.32%        -1.56%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                               ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                             18.67%      -3.56%        -1.75%
Return After Taxes on Distributions             18.67%      -3.56%        -1.75%
Return After Taxes on Distributions
and Sale of Fund Shares                         12.13%      -2.99%        -1.48%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                               ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                             17.67%      -3.56%        -1.75%
Return After Taxes on Distributions             17.67%      -3.56%        -1.75%
Return After Taxes on Distributions
and Sale of Fund Shares                         11.48%      -2.99%        -1.48%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                               ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                             18.59%      -3.55%        -1.70%
Return After Taxes on Distributions             18.59%      -3.55%        -1.70%
Return After Taxes on Distributions
and Sale of Fund Shares                         12.09%      -2.99%        -1.44%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                               ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                             13.59%      -3.94%        -1.70%
Return After Taxes on Distributions             13.59%      -3.94%        -1.70%
Return After Taxes on Distributions
and Sale of Fund Shares                          8.84%      -3.31%        -1.44%

CLASS A COMMENCED OPERATIONS ON 9/25/97. CLASS B AND CLASS C COMMENCED OPERATIONS ON 9/29/97. RETURNS AT PUBLIC OFFERING PRICE (POP) REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OR APPLICABLE CDSC, WHILE RETURNS AT NET ASSET VALUE (NAV) DO NOT. THE MAXIMUM SALES CHARGE APPLICABLE TO CLASS A SHARES IS 5.75%. THE CDSC APPLICABLE TO CLASS B SHARES IS AS FOLLOWS: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. CLASS C SHARES ARE SUBJECT TO A 1% CDSC FOR SHARES REDEEMED WITHIN 12 MONTHS OF PURCHASE.

AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL INCOME TAX RATE AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON A SHAREHOLDER'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT FOR SHAREHOLDERS WHO HOLD SHARES IN TAX-DEFERRED ACCOUNTS OR TO SHARES HELD BY NON-TAXABLE ENTITIES. RETURN AFTER TAXES ON DISTRIBUTIONS FOR A PERIOD MAY BE THE SAME AS RETURN BEFORE TAXES FOR THAT PERIOD BECAUSE NO DISTRIBUTIONS WERE PAID DURING THAT PERIOD. ALSO, RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES FOR A PERIOD MAY BE GREATER THAN RETURN AFTER TAXES ON DISTRIBUTIONS FOR THE SAME PERIOD BECAUSE OF REALIZED LOSSES ON THE SALE OF FUND SHARES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE FUND'S RETURNS FOR THE ONE-YEAR PERIOD REFLECT THE STRONG STOCK MARKET RETURNS DURING THE PERIOD. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 as of April 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investment in Tax-Managed Small-Cap Growth Portfolio, at value
   (identified cost, $122,339,566)                                                 $    136,436,157
Receivable for Fund shares sold                                                               7,640
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $    136,443,797
---------------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                                   $        173,283
Payable to affiliate for distribution and service fees                                       26,890
Payable to affiliate for Trustees' fees                                                       1,321
Accrued expenses                                                                            129,859
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $        331,353
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $    136,112,444
---------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                                    $    267,835,733
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                       (144,521,295)
Accumulated net investment loss                                                          (1,298,585)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                      14,096,591
---------------------------------------------------------------------------------------------------
TOTAL                                                                              $    136,112,444
---------------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                         $     34,915,809
SHARES OUTSTANDING                                                                        3,720,451
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $           9.38
Maximum Offering Price Per Share
   (100 DIVIDED BY 94.25 of $9.38)                                                 $           9.95
---------------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                         $     70,463,558
SHARES OUTSTANDING                                                                        7,892,027
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $           8.93
---------------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                         $     30,733,077
SHARES OUTSTANDING                                                                        3,455,024
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $           8.90
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME
Dividends allocated from Portfolio (net of foreign taxes, $4,569)                  $        150,784
Interest allocated from Portfolio                                                            29,091
Expenses allocated from Portfolio                                                          (577,165)
---------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                                 $       (397,290)
---------------------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                                        $          1,021
Distribution and service fees
   Class A                                                                                   47,940
   Class B                                                                                  396,515
   Class C                                                                                  172,556
Transfer and dividend disbursing agent fees                                                 208,116
Printing and postage                                                                         22,536
Registration fees                                                                            18,175
Custodian fee                                                                                14,511
Legal and accounting services                                                                10,053
Miscellaneous                                                                                 9,872
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $        901,295
---------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                $     (1,298,585)
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss)--
   Investment transactions (identified cost basis)                                 $     11,585,361
   Net increase from payments by affiliate and net gains (losses)
       realized on the disposal of investments purchased which did not
       meet the Portfolio's investment guidelines                                            21,125
   Foreign currency transactions                                                             (2,139)
---------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $     11,604,347
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                                             $    (13,800,053)
   Foreign currency                                                                             (87)
---------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) $                                  (13,800,140)
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                   $     (2,195,793)
---------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                         $     (3,494,378)
---------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS ENDED
INCREASE (DECREASE)                                                                APRIL 30, 2004          YEAR ENDED
IN NET ASSETS                                                                      (UNAUDITED)             OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
From operations
   Net investment loss                                                             $     (1,298,585)       $     (2,693,901)
   Net realized gain from investment
      transactions, payments by affiliate
      and foreign currency transactions                                                  11,604,347              25,271,511
   Net change in unrealized
      appreciation (depreciation) of
      investments and foreign currency                                                  (13,800,140)             11,747,910
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                                 $     (3,494,378)       $     34,325,520
---------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
   Proceeds from sale of shares
      Class A                                                                      $      1,002,112        $      1,596,824
      Class B                                                                               665,194               1,327,446
      Class C                                                                               647,047               1,193,248
   Cost of shares redeemed
      Class A                                                                            (7,363,860)            (14,487,363)
      Class B                                                                            (9,109,954)            (17,716,374)
      Class C                                                                            (4,947,319)             (9,875,853)
   Net asset value of shares exchanged
      Class A                                                                             1,489,905                      --
      Class B                                                                            (1,489,951)                     --
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                                         $    (19,106,826)       $    (37,962,072)
---------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                                         $    (22,601,204)       $     (3,636,552)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                                             $    158,713,648        $    162,350,200
---------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $    136,112,444        $    158,713,648
---------------------------------------------------------------------------------------------------------------------------

ACCUMULATED NET INVESTMENT LOSS INCLUDED IN NET ASSETS
AT END OF PERIOD                                                                   $     (1,298,585)       $             --
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                          CLASS A
                                                                   -----------------------------------------------------------
                                                                   SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                                   APRIL 30, 2004          -----------------------------------
                                                                   (UNAUDITED)(1)               2003(1)             2002(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $         9.630        $         7.620     $         9.840
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                                 $        (0.056)       $        (0.100)    $        (0.095)
Net realized and unrealized gain (loss)                                      (0.194)                 2.110              (2.125)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $        (0.250)       $         2.010     $        (2.220)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $         9.380        $         9.630     $         7.620
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                               (2.60)%(6)             26.38%             (22.56)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                           $        34,916        $        40,514     $        44,208
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                                 1.38%(5)               1.43%               1.24%
   Expenses after custodian fee reduction(3)                                   1.38%(5)               1.43%               1.24%
   Net investment loss                                                        (1.15)%(5)             (1.23)%             (1.00)%
Portfolio Turnover(4)                                                            --                     --                  --
Portfolio Turnover of the Portfolio                                             167%                   248%                131%
------------------------------------------------------------------------------------------------------------------------------

                                                                                               CLASS A
                                                                    ----------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                    ----------------------------------------------------------
                                                                         2001                     2000               1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $        16.490        $        13.110     $         9.460
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                                 $        (0.110)       $        (0.062)    $        (0.053)
Net realized and unrealized gain (loss)                                      (6.540)                 3.442               3.703
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $        (6.650)       $         3.380     $         3.650
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $         9.840        $        16.490     $        13.110
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                              (40.33)%                25.78%              38.58%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                           $        81,608        $       145,852     $        57,518
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                                 1.16%                  1.07%               1.04%
   Expenses after custodian fee reduction(3)                                   1.14%                  1.07%               1.04%
   Net investment loss                                                        (0.83)%                (0.49)%             (0.55)%
Portfolio Turnover(4)                                                            22%                    77%                 80%
Portfolio Turnover of the Portfolio                                              38%*                   --                  --
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
(5)  Annualized.
(6) The investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines. The effect of the reimbursement is less than $0.01 per share and has no effect on total return for the six months ended April 30, 2004.
 * For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

                        See notes to financial statements

                                                                                          CLASS B
                                                                   -----------------------------------------------------------
                                                                   SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                                   APRIL 30, 2004          -----------------------------------
                                                                   (UNAUDITED)(1)               2003(1)             2002(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $         9.190        $         7.330     $         9.540
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                                 $        (0.089)       $        (0.155)    $        (0.161)
Net realized and unrealized gain (loss)                                      (0.171)                 2.015              (2.049)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $        (0.260)       $         1.860     $        (2.210)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $         8.930        $         9.190     $         7.330
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                               (2.83)%(6)             25.38%             (23.16)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                           $        70,464        $        82,345     $        81,353
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                                 2.13%(5)               2.18%               1.99%
   Expenses after custodian fee reduction(3)                                   2.13%(5)               2.18%               1.99%
   Net investment loss                                                        (1.90)%(5)             (1.98)%             (1.75)%
Portfolio Turnover(4)                                                            --                     --                  --
Portfolio Turnover of the Portfolio                                             167%                   248%                131%
------------------------------------------------------------------------------------------------------------------------------

                                                                                               CLASS B
                                                                    ----------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                    ----------------------------------------------------------
                                                                         2001                     2000               1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $        16.120        $        12.910     $         9.390
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                                 $        (0.197)       $        (0.167)    $        (0.128)
Net realized and unrealized gain (loss)                                      (6.383)                 3.377               3.648
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $        (6.580)       $         3.210     $         3.520
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $         9.540        $        16.120     $        12.910
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                              (40.82)%                24.86%              37.49%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                           $       132,892        $       228,177     $       105,949
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                                 1.92%                  1.82%               1.81%
   Expenses after custodian fee reduction(3)                                   1.90%                  1.82%               1.81%
   Net investment loss                                                        (1.58)%                (1.24)%             (1.33)%
Portfolio Turnover(4)                                                            22%                    77%                 80%
Portfolio Turnover of the Portfolio                                              38%*                   --                  --
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
(5)  Annualized.
(6) The investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines. The effect of the reimbursement is less than $0.01 per share and has no effect on total return for the six months ended April 30, 2004.
 * For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

                        See notes to financial statements

                                                                                          CLASS C
                                                                   -----------------------------------------------------------
                                                                   SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                                   APRIL 30, 2004          -----------------------------------
                                                                   (UNAUDITED)(1)               2003(1)             2002(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $         9.160        $         7.310     $         9.500
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                                 $        (0.089)       $        (0.154)    $        (0.161)
Net realized and unrealized gain (loss)                                      (0.171)                 2.004              (2.029)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $        (0.260)       $         1.850     $        (2.190)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $         8.900        $         9.160     $         7.310
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                               (2.84)%(6)             25.31%             (23.05)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                           $        30,733        $        35,855     $        36,789
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                                 2.13%(5)               2.18%               1.99%
   Expenses after custodian fee reduction(3)                                   2.13%(5)               2.18%               1.99%
   Net investment loss                                                        (1.90)%(5)             (1.97)%             (1.75)%
Portfolio Turnover(4)                                                            --                     --                  --
Portfolio Turnover of the Portfolio                                             167%                   248%                131%
------------------------------------------------------------------------------------------------------------------------------

                                                                                               CLASS C
                                                                    ----------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                    ----------------------------------------------------------
                                                                         2001                     2000               1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $        16.050        $        12.860     $         9.370
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                                 $        (0.198)       $        (0.154)    $        (0.135)
Net realized and unrealized gain (loss)                                      (6.352)                 3.344               3.625
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $        (6.550)       $         3.190     $         3.490
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $         9.500        $        16.050     $        12.860
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                              (40.81)%                24.80%              37.25%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                           $        66,550        $       111,731     $        39,487
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                                 1.92%                  1.85%               1.95%
   Expenses after custodian fee reduction(3)                                   1.90%                  1.85%               1.95%
   Net investment loss                                                        (1.58)%                (1.27)%             (1.47)%
Portfolio Turnover(4)                                                            22%                    77%                 80%
Portfolio Turnover of the Portfolio                                              38%*                   --                  --
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
(5)  Annualized.
(6) The investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines. The effect of the reimbursement is $0.01 per share and had such action not been taken, the total return would have been (2.95)% for the six months ended April 30, 2004.
* For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

                        See notes to financial statements

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (66.7% at April 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

   D INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   E FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $158,549,347 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008, ($26,141,974), on October 31, 2009, ($76,461,635), and on October 31,
   2010, ($55,945,738).

   F OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund, or at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                    SIX MONTHS ENDED
                                    APRIL 30, 2004          YEAR ENDED
   CLASS A                          (UNAUDITED)             OCTOBER 31, 2003
   -------------------------------------------------------------------------
   Sales                                 104,240                 197,674
   Redemptions                          (747,316)             (1,789,724)
   Exchanges from Class B shares         155,858                      --
   -------------------------------------------------------------------------
   NET DECREASE                         (487,218)             (1,592,050)
   -------------------------------------------------------------------------

                                    SIX MONTHS ENDED
                                    APRIL 30, 2004          YEAR ENDED
   CLASS B                          (UNAUDITED)             OCTOBER 31, 2003
   -------------------------------------------------------------------------
   Sales                                  70,368                 168,108
   Redemptions                          (970,722)             (2,304,946)
   Exchanges to Class A shares          (163,680)                     --
   -------------------------------------------------------------------------
   NET DECREASE                       (1,064,034)             (2,136,838)
   -------------------------------------------------------------------------

                                    SIX MONTHS ENDED
                                    APRIL 30, 2004          YEAR ENDED
   CLASS C                          (UNAUDITED)             OCTOBER 31, 2003
   -------------------------------------------------------------------------
   Sales                                  68,333                 154,057
   Redemptions                          (527,519)             (1,275,578)
   -------------------------------------------------------------------------
   NET DECREASE                         (459,186)             (1,121,521)
   -------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2004, EVM earned $18,145 in sub-transfer agent fees.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,453 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2004.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $297,386 and $129,417 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $6,248,000 and $8,002,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2004 amounted to $47,940, $99,129 and $43,139 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $0, $115,000 and $2,000 of CDSC paid by shareholders for Class A, Class B shares and Class C shares, respectively for the six months ended April 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $3,805,319 and $24,062,635, respectively for the six months ended April 30, 2004.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

SECURITY                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS -- 95.0%

AEROSPACE / DEFENSE -- 1.1%
Armor Holdings, Inc.(1)                                                  38,300      $      1,265,432
United Defense Industries, Inc.(1)                                       28,600               990,990
-----------------------------------------------------------------------------------------------------
                                                                                     $      2,256,422
-----------------------------------------------------------------------------------------------------

AGRICULTURAL SERVICES -- 0.9%
VCA Antech, Inc.(1)                                                      42,700      $      1,746,003
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,746,003
-----------------------------------------------------------------------------------------------------

APPAREL -- 0.9%
Polo Ralph Lauren Corp., Class A                                         36,700      $      1,269,820
Quiksilver, Inc.(1)                                                      24,700               534,261
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,804,081
-----------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.5%
Bandag, Inc.                                                             15,000      $        653,250
Fleetwood Enterprises, Inc.(1)                                           72,500             1,051,250
Pep Boys - Manny, Moe & Jack (The)                                       53,240             1,462,503
-----------------------------------------------------------------------------------------------------
                                                                                     $      3,167,003
-----------------------------------------------------------------------------------------------------

BANKS -- 1.0%
Hanmi Financial Corp.                                                    54,000      $      1,337,580
PrivateBancorp, Inc.                                                     13,700               757,884
-----------------------------------------------------------------------------------------------------
                                                                                     $      2,095,464
-----------------------------------------------------------------------------------------------------

BATTERIES -- 0.5%
Rayovac Corp.(1)                                                         38,900      $      1,036,685
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,036,685
-----------------------------------------------------------------------------------------------------

BEVERAGES -- 0.8%
Cott Corp.(1)(2)                                                         54,700      $      1,660,692
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,660,692
-----------------------------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 3.9%
Cox Radio, Inc., Class A(1)                                              33,800      $        699,998
Cumulus Media, Inc., Class A(1)                                          45,500               956,410
Radio One, Inc.(1)                                                       60,400             1,145,184
XM Satellite Radio Holdings, Inc., Class A(1)                           215,300             5,158,588
-----------------------------------------------------------------------------------------------------
                                                                                     $      7,960,180
-----------------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 1.1%
FileNET Corp.(1)                                                         26,200      $        719,452
Heidrick & Struggles International, Inc.(1)                              33,700               836,771
Lionbridge Technologies, Inc.(1)                                         83,200               750,464
-----------------------------------------------------------------------------------------------------
                                                                                     $      2,306,687
-----------------------------------------------------------------------------------------------------

CASINOS AND GAMING -- 3.9%
Alliance Gaming Corp.(1)                                                 49,100      $      1,226,027
Ameristar Casinos, Inc.                                                  31,200               989,664
Argosy Gaming Co.(1)                                                     20,800               773,552
Boyd Gaming Corp.                                                        44,400             1,043,400
Scientific Games Corp.(1)                                                57,000             1,028,280
Shuffle Master, Inc.(1)                                                  66,600             2,181,150
Station Casinos, Inc.                                                    17,500               788,900
-----------------------------------------------------------------------------------------------------
                                                                                     $      8,030,973
-----------------------------------------------------------------------------------------------------

CHEMICALS -- 0.7%
Headwaters, Inc.(1)                                                      41,200      $        947,188
IMC Global, Inc.                                                         33,400               419,838
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,367,026
-----------------------------------------------------------------------------------------------------

COAL -- 0.9%
Fording Canadian Coal Trust(2)                                           24,000      $        922,800
Massey Energy Co.                                                        37,000               866,540
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,789,340
-----------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 1.7%
Alliance Data Systems Corp.(1)                                           26,200      $        910,974
Digitas, Inc.(1)                                                         90,600               897,846
Intersections, Inc.(1)                                                   71,807             1,773,633
-----------------------------------------------------------------------------------------------------
                                                                                     $      3,582,453
-----------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.6%
Andrew Corp.(1)                                                          75,500      $      1,279,725
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,279,725
-----------------------------------------------------------------------------------------------------

COMPUTER HARDWARE -- 0.3%
Gateway, Inc.(1)                                                        120,000      $        578,400
-----------------------------------------------------------------------------------------------------
                                                                                     $        578,400
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.3%
Cognizant Technology Solutions Corp.(1)                                  14,600      $        631,596
WebEx Communications, Inc.(1)                                            93,600             2,100,384
-----------------------------------------------------------------------------------------------------
                                                                                     $      2,731,980
-----------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 3.1%
Activision, Inc.(1)                                                      91,450      $      1,377,237
Akamai Technologies, Inc.(1)                                            178,100             2,105,142
Hyperion Solutions Corp.(1)                                              30,400             1,166,752
Pinnacle Systems, Inc.(1)                                                73,500               578,445
Verint Systems, Inc.(1)                                                  43,600             1,171,096
-----------------------------------------------------------------------------------------------------
                                                                                     $      6,398,672
-----------------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.4%
Regis Corp.                                                              19,900      $        864,058
-----------------------------------------------------------------------------------------------------
                                                                                     $        864,058
-----------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.3%
Silgan Holdings, Inc.(1)                                                 15,800      $        664,706
-----------------------------------------------------------------------------------------------------
                                                                                     $        664,706
-----------------------------------------------------------------------------------------------------

DRUGS -- 11.1%
AtheroGenics, Inc.(1)                                                    33,600      $        793,632
Covance, Inc.(1)                                                         71,100             2,398,914
Elan Corp. PLC ADR(1)                                                   114,800             2,479,680
Endo Pharmaceuticals Holdings, Inc.(1)                                   16,000               381,920
EPIX Medical, Inc.(1)                                                    69,600             1,706,592
Impax Laboratories, Inc.(1)                                              76,400             1,589,884
MGI Pharma, Inc.(1)                                                      47,800             2,954,996
Nabi Biopharmaceuticals(1)                                              130,200             2,128,770
Nektar Therapeutics(1)                                                  109,600             2,219,400
Onyx Pharmaceuticals, Inc.(1)                                            51,600             2,544,912
Perrigo Co.                                                              69,500             1,499,115
Valeant Pharmaceuticals International                                    85,100             1,965,810
-----------------------------------------------------------------------------------------------------
                                                                                     $     22,663,625
-----------------------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 0.7%
AU Optronics Corp. ADR                                                   39,400      $        846,312
Littelfuse, Inc.(1)                                                      17,900               687,360
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,533,672
-----------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.5%
Thermo Electron Corp.(1)                                                 33,300      $        972,360
-----------------------------------------------------------------------------------------------------
                                                                                     $        972,360
-----------------------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.8%
Pixelworks, Inc.(1)                                                      36,300      $        649,044
Silicon Image, Inc.(1)                                                  129,600             1,320,624
Silicon Laboratories, Inc.(1)                                            26,100             1,230,615
Skyworks Solutions, Inc.(1)                                              66,700               570,952
-----------------------------------------------------------------------------------------------------
                                                                                     $      3,771,235
-----------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.6%
WMS Industries, Inc.(1)                                                  44,400      $      1,253,856
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,253,856
-----------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.5%
First Marblehead Corp., (The)(1)                                         32,300      $        958,018
-----------------------------------------------------------------------------------------------------
                                                                                     $        958,018
-----------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.3%
Central Garden and Pet Co.(1)                                            14,500      $        558,395
-----------------------------------------------------------------------------------------------------
                                                                                     $        558,395
-----------------------------------------------------------------------------------------------------

FOODS -- 1.6%
Corn Products International, Inc.                                        25,600      $      1,088,000
Smithfield Foods, Inc.(1)                                                32,500               864,500
United Natural Foods, Inc.(1)                                            51,400             1,287,570
-----------------------------------------------------------------------------------------------------
                                                                                     $      3,240,070
-----------------------------------------------------------------------------------------------------

FURNITURE AND APPLIANCES -- 0.3%
Applica, Inc.(1)                                                         49,100      $        550,902
-----------------------------------------------------------------------------------------------------
                                                                                     $        550,902
-----------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 3.2%
Accredo Health, Inc.(1)                                                  30,500      $      1,178,825
DaVita, Inc.(1)                                                          32,200             1,645,420
LCA-Vision, Inc.(1)                                                      33,900               853,941
Neopharm, Inc.(1)                                                        54,900             1,122,705
PacifiCare Health Systems, Inc.(1)                                       48,400             1,730,784
-----------------------------------------------------------------------------------------------------
                                                                                     $      6,531,675
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------
HOTELS -- 0.6%
Choice Hotels International, Inc.                                        26,800      $      1,203,320
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,203,320
-----------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%
Jarden Corp.(1)                                                          25,500      $        948,600
-----------------------------------------------------------------------------------------------------
                                                                                     $        948,600
-----------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%
Chattem, Inc.(1)                                                         30,400      $        822,958
-----------------------------------------------------------------------------------------------------
                                                                                     $        822,958
-----------------------------------------------------------------------------------------------------

INFORMATION SERVICES -- 0.4%
Dendrite International, Inc.(1)                                          42,000      $        719,880
-----------------------------------------------------------------------------------------------------
                                                                                     $        719,880
-----------------------------------------------------------------------------------------------------

INTERNET - SOFTWARE -- 1.6%
F5 Networks, Inc.(1)                                                     74,025      $      1,880,235
TIBCO Software, Inc.(1)                                                 192,700             1,445,250
-----------------------------------------------------------------------------------------------------
                                                                                     $      3,325,485
-----------------------------------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT -- 1.5%
Ask Jeeves, Inc.(1)                                                      32,800      $      1,163,416
CNET Networks, Inc.(1)                                                   57,100               486,492
eCollege.com, Inc.(1)                                                    46,100               833,488
iVillage, Inc.(1)                                                        78,500               502,400
-----------------------------------------------------------------------------------------------------
                                                                                     $      2,985,796
-----------------------------------------------------------------------------------------------------

MACHINERY -- 0.4%
Joy Global, Inc.                                                         34,225      $        898,406
-----------------------------------------------------------------------------------------------------
                                                                                     $        898,406
-----------------------------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED -- 1.2%
Brink's Co./The                                                          37,600      $      1,042,648
Harsco Corp.                                                             30,900             1,345,077
-----------------------------------------------------------------------------------------------------
                                                                                     $      2,387,725
-----------------------------------------------------------------------------------------------------

MEDICAL - BIOMED / GENETICS -- 8.6%
Affymetrix, Inc.(1)                                                      16,500      $        504,240
Celgene Corp.(1)                                                         37,700             1,948,713
Dendreon Corp.(1)                                                       138,900             1,805,700
Encysive Pharmaceuticals, Inc.(1)                                        79,900               802,995
Eyetech Pharmaceuticals, Inc.(1)                                         33,500             1,197,625
ImClone Systems, Inc.(1)                                                 33,400             2,233,792
Ligand Pharmaceuticals, Inc.(1)                                          83,400             1,785,594
Martek Biosciences, Corp.(1)                                             60,500             3,841,145
OSI Pharmaceuticals, Inc.(1)                                              8,700               641,973
Protein Design Labs, Inc.(1)                                             77,900             1,906,992
Serologicals Corp.(1)                                                    46,500               861,180
-----------------------------------------------------------------------------------------------------
                                                                                     $     17,529,949
-----------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 8.0%
Abiomed, Inc.(1)                                                         60,800      $        694,336
Align Technology, Inc.(1)                                                45,900               794,988
Cytyc Corp.(1)                                                           81,800             1,750,520
Dade Behring Holdings, Inc.(1)                                           59,875             2,754,250
DENTSPLY International, Inc.                                             18,800               911,048
Given Imaging, Ltd.(1)(2)                                                85,400             3,095,750
Haemonetics Corp.(1)                                                     48,000             1,355,040
Hologic, Inc.(1)                                                         34,700               695,735
I-Flow Corp.(1)                                                          28,700               420,168
Kyphon, Inc.(1)                                                         135,500             3,401,050
Wright Medical Group, Inc.(1)                                            13,000               446,420
-----------------------------------------------------------------------------------------------------
                                                                                     $     16,319,305
-----------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.9%
Formation Capital Corp.(1)(2)(3)(4)                                     400,000      $        116,342
Steel Dynamics, Inc.(1)                                                  74,450             1,792,012
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,908,354
-----------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 3.9%
CARBO Ceramics, Inc.                                                     29,200      $      1,888,656
Grant Prideco, Inc.(1)                                                  124,300             1,895,575
Input/Output, Inc.(1)                                                    37,400               295,086
Maverick Tube Corp.(1)                                                   51,800             1,172,234
National-Oilwell, Inc.(1)                                                62,900             1,756,168
Veritas DGC, Inc.(1)                                                     48,300               986,769
-----------------------------------------------------------------------------------------------------
                                                                                     $      7,994,488
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------
OIL AND GAS - EXPLORATION AND PRODUCTION -- 7.7%
Denbury Resources, Inc.(1)                                               78,400      $      1,431,584
Evergreen Resources, Inc.(1)                                             48,700             1,954,331
Harvest Natural Resources, Inc.(1)                                      119,600             1,966,224
Nuevo Energy Co.(1)                                                      25,500               879,750
Patina Oil & Gas Corp.                                                   75,500             2,098,900
Quicksilver Resources, Inc.(1)                                           44,700             1,942,215
Swift Energy Co.(1)                                                      49,600             1,075,824
Tesoro Petroleum Corp.(1)                                                60,600             1,230,786
Tom Brown, Inc.(1)                                                       45,300             2,168,964
Ultra Petroleum Corp.(1)                                                 27,600               906,384
-----------------------------------------------------------------------------------------------------
                                                                                     $     15,654,962
-----------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.0%
Louisiana-Pacific Corp.                                                  84,700      $      1,998,073
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,998,073
-----------------------------------------------------------------------------------------------------

PRIVATE CORRECTIONS -- 0.6%
Corrections Corp. of America(1)                                          35,800      $      1,304,552
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,304,552
-----------------------------------------------------------------------------------------------------

PUBLISHING -- 0.3%
Thomas Nelson, Inc.                                                      27,200      $        711,552
-----------------------------------------------------------------------------------------------------
                                                                                     $        711,552
-----------------------------------------------------------------------------------------------------

RETAIL -- 0.7%
Select Comfort Corp.(1)                                                  55,900      $      1,355,016
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,355,016
-----------------------------------------------------------------------------------------------------\

RETAIL - ELECTRONICS -- 0.5%
Guitar Center, Inc.(1)                                                   24,500      $      1,017,240
-----------------------------------------------------------------------------------------------------
                                                                                     $      1,017,240
-----------------------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 1.0%
Buffalo Wild Wings, Inc.(1)                                               7,900      $        262,122
NBTY, Inc.(1)                                                            49,500             1,839,420
-----------------------------------------------------------------------------------------------------
                                                                                     $      2,101,542
-----------------------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 3.1%
Gander Mountain Co.(1)                                                   69,400      $      1,558,030
Overstock.com, Inc.(1)                                                   30,400             1,101,696
PETsMART, Inc.                                                           50,200             1,390,540
The Finish Line(1)                                                       30,500             1,022,665
Urban Outfitters, Inc.(1)                                                26,400             1,218,888
-----------------------------------------------------------------------------------------------------
                                                                                     $      6,291,819
-----------------------------------------------------------------------------------------------------

SCHOOLS -- 2.6%
Career Education Corp.(1)                                                24,000      $      1,536,000
Strayer Education, Inc.                                                  12,800             1,599,616
Sylvan Learning Systems, Inc.(1)                                         24,200               853,050
Universal Technical Institute, Inc.(1)                                   31,300             1,392,537
-----------------------------------------------------------------------------------------------------
                                                                                     $      5,381,203
-----------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 4.0%
Alvarion Ltd.(1)(2)                                                      36,400      $        388,388
NII Holdings, Inc., Class B(1)                                          133,100             4,658,500
Research in Motion Ltd.(1)(2)                                             6,700               581,292
Rogers Wireless Communications, Inc., Class B(1)(2)                      29,300               715,506
Spectrasite, Inc.(1)                                                     17,000               635,290
Viasat, Inc.(1)                                                          51,600             1,134,168
-----------------------------------------------------------------------------------------------------
                                                                                     $      8,113,144
-----------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST, $174,982,840)                                                   $    194,327,727
-----------------------------------------------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

METALS - GOLD -- 0.1%
Nevada Pacific Mining Co.(1)(3)(4)                                       80,000      $         56,000
Western Exploration and Development, Ltd.(1)(3)(4)                      600,000               180,000
-----------------------------------------------------------------------------------------------------
                                                                                     $        236,000
-----------------------------------------------------------------------------------------------------

TOTAL PRIVATE PLACEMENTS AND
   SPECIAL WARRANTS
   (IDENTIFIED COST, $560,000)                                                       $        236,000
-----------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)       VALUE
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.5%

Investors Bank & Trust Company Time Deposit,
1.07%, 5/3/04                                                  $          5,047      $      5,047,000
-----------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $5,047,000)                                                   $      5,047,000
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.6%
   (IDENTIFIED COST, $180,589,840)                                                   $    199,610,727
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.4%                                               $      4,903,856
-----------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                 $    204,514,583
-----------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Non-income producing security.

(2) Foreign security.

(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4) Restricted security.

                        See notes to financial statements

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investments, at value (identified cost, $180,589,840)                         $    199,610,727
Cash                                                                                     3,440
Receivable for investments sold                                                     12,463,656
Receivable from affiliate                                                               71,699
Dividends and interest receivable                                                       24,098
Tax reclaim receivable                                                                   1,980
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    212,175,600
----------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                             $      7,612,531
Payable to affiliate for Trustees' fees                                                  5,012
Accrued expenses                                                                        43,474
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $      7,661,017
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $    204,514,583
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                       $    185,493,792
Net unrealized appreciation (computed on the basis of identified cost)              19,020,791
----------------------------------------------------------------------------------------------
TOTAL                                                                         $    204,514,583
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes, $6,742)                                      $        221,709
Interest                                                                                42,597
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $        264,306
----------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                        $        703,336
Trustees' fees and expenses                                                              4,015
Custodian fee                                                                          103,539
Legal and accounting services                                                           28,744
Miscellaneous                                                                            7,932
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $        847,566
----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                           $       (583,260)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)--
   Investment transactions (identified cost basis)                            $     16,841,584
   Net increase from payments by affiliate and net gains (losses)
   realized on the disposal of investments purchased which did not
   meet the Portfolio's investment guidelines                                           31,560
   Foreign currency transactions                                                        (3,222)
----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $     16,869,922
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                                        $    (20,494,985)
   Foreign currency                                                                        (96)
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $    (20,495,081)
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                              $     (3,625,159)
----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                    $     (4,208,419)
----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
INCREASE (DECREASE)                                     APRIL 30, 2004        YEAR ENDED
IN NET ASSETS                                           (UNAUDITED)           OCTOBER 31, 2003
----------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                  $       (583,260)     $     (1,089,582)
   Net realized gain from investment
      transactions, payments by affiliate
      and foreign currency transactions                       16,869,922            27,727,579
   Net change in unrealized
      appreciation (depreciation) of
      investments and foreign currency                       (20,495,081)           23,194,183
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $     (4,208,419)     $     49,832,180
----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                        $     13,748,098      $     26,027,907
   Withdrawals                                               (31,727,465)          (58,232,046)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                 $    (17,979,367)     $    (32,204,139)
----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                   $    (22,187,786)     $     17,628,041
----------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                  $    226,702,369      $    209,074,328
----------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $    204,514,583      $    226,702,369
----------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                             SIX MONTHS ENDED       YEAR ENDED OCTOBER 31,
                                                             APRIL 30, 2004     -----------------------------    PERIOD ENDED
                                                             (UNAUDITED)            2003             2002        OCTOBER 31, 2001(1)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.76%(2)           0.73%            0.73%            0.70%(2)
   Expenses after custodian fee reduction                            0.76%(2)           0.73%            0.73%            0.68%(2)
   Net investment loss                                              (0.52)%(2)         (0.53)%          (0.49)%          (0.48)%(2)
Portfolio Turnover                                                    167%               248%             131%              38%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                     (2.29)%(4)         27.24%          (22.16)%             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                    $    204,515       $    226,702     $    209,074     $    307,838
------------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2001, to October 31, 2001.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(4) The investment adviser reimbursed the Portfolio $71,699 for a net loss realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines. The effect of the reimbursement has no effect on total return for the six months ended April 30, 2004.

                        See notes to financial statements

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 held an approximate 66.7% interest in the Portfolio, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 held an approximate 19.3% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 13.9%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized 20Tax-Managed Small-Cap Growth Portfolio as of April 30, 2004 gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J OTHER -- Investment transactions are accounted for on a trade-date basis.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $703,336. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   For the six months ended April 30, 2004, EVM reimbursed the Portfolio $71,699 for a net loss realized on the disposal of investments which did not meet the Portfolio's investment guidelines.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $359,124,837 and $374,551,194, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                               $    180,589,840
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                $     25,515,578
   Gross unrealized depreciation                                      (6,494,691)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                  $     19,020,887
   -----------------------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

7  RESTRICTED SECURITIES

   At April 30, 2004, the Portfolio owned the following securities (representing 0.17% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                                  DATE OF
   DESCRIPTION                                    ACQUISITION             SHARES/FACE          COST           FAIR VALUE
   ---------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS
   Formation Capital Corp.                          12/21/98                400,000          $  88,260        $  116,342
   ---------------------------------------------------------------------------------------------------------------------
                                                                                             $  88,260        $  116,342
   ---------------------------------------------------------------------------------------------------------------------
   PRIVATE PLACEMENTS AND SPECIAL WARRANTS
   Nevada Pacific Mining Co.                        12/21/98                 80,000          $  80,000        $   56,000
   Western Exploration and
     Development, Ltd.                              12/21/98                600,000            480,000           180,000
   ---------------------------------------------------------------------------------------------------------------------
                                                                                             $ 560,000        $  236,000
   ---------------------------------------------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

    OFFICERS
    Thomas E. FaustJr
    President

    William H. Ahern, Jr.
    Vice President

    Thomas J. Fetter
    Vice President

    Michael R. Mach
    Vice President

    Robert B. MacIntosh
    Vice President

    Duncan W. Richardson
    Vice President

    Walter A. Row, III
    Vice President

    Judith A. Saryan
    Vice President

    Susan Schiff
    Vice President

    James L. O'Connor
    Treasurer

    Alan R. Dynner
    Secretary

    TRUSTEES
    James B. Hawkes

    Samuel L. Hayes, III

    William H. Park

    Ronald A. Pearlman

    Norton H. Reamer

    Lynn A. Stout


TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO

    OFFICERS
    Duncan W. Richardson
    President

    Toni Y. Shimura
    Vice President and
    Portfolio Manager

    Michelle A. Alexander
    Treasurer

    Alan R. Dynner
    Secretary

    TRUSTEES
    James B. Hawkes

    Samuel L. Hayes, III

    William H. Park

    Ronald A. Pearlmen

    Norton H. Reamer

    Lynn A. Stout

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

          INVESTMENT ADVISER OF TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

       ADMINISTRATOR OF EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
   CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST
        OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

130-6/04                                                                   MGSRC

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)          Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)       Treasurer's Section 302 certification.
(a)(2)(ii)      President's Section 302 certification.
(b)             Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1)


By:   /S/Thomas E. Faust, Jr.
      -----------------------
      Thomas E. Faust
      President

Date: June 17, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: June 17, 2004
      -------------


By:   /S/Thomas E. Faust, Jr.
      -----------------------
      Thomas E. Faust
      President


Date: June 17, 2004
      -------------